Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
11.	Commitments and Contingencies

Auto, Workers Compensation, and General Liability Reserves

In the ordinary course of business, the Company is a defendant in several legal proceedings arising out of the conduct of its business. These proceedings include claims for property damage or personal injury incurred in connection with the Company’s services. Although there can be no assurance as to the ultimate disposition of these proceedings, the Company does not believe, based upon the information available at this time, that these property damage or personal injury claims, in the aggregate, will have a material impact on its consolidated financial statements. The Company maintains an aggregate of $100 million of auto liability and general liability insurance. The Company maintains auto liability insurance coverage for claims in excess of $1.0 million per occurrence and cargo coverage for claims in excess of $100,000 per occurrence. The Company is self-insured up to $1.0 million for workers compensation. The Company believes it has adequate insurance to cover losses in excess of the self-insured and deductible amounts. As of September 30, 2018, and December 31, 2017, the Company had reserves for estimated uninsured losses of $26.0 million and $28.4 million, respectively, included in accrued expenses and other current liabilities.

General Litigation Proceedings

Jeffrey Cox and David Chidester filed a Complaint against certain of the Company’s subsidiaries in state court in California in a post-acquisition dispute (the “Central Cal Matter”). The Complaint alleges contract, statutory and tort-based claims arising out of the Stock Purchase Agreement, dated November 2, 2012, between the defendants, as buyers, and the plaintiffs, as sellers, for the purchase of the shares of Central Cal Transportation, Inc. and Double C Transportation, Inc. (the “Central Cal Agreement”). The plaintiffs claim that a contingent purchase obligation payment is due and owing pursuant to the Central Cal Agreement, and that defendants have furnished fraudulent calculations to the plaintiffs to avoid payment. The plaintiffs also claim violations of California’s Labor Code related to the plaintiffs’ respective employment with Central Cal Transportation, LLC. On October 27, 2017, the state court granted the Company’s motion to compel arbitration of all non-employment claims alleged in the Complaint. The plaintiffs are in the process of submitting the dispute to a Settlement Accountant as ordered, though on October 10, 2018, Plaintiffs filed a renewed motion requesting that the Los Angeles Superior Court reconsider its ruling. In February 2018, Plaintiff David Chidester agreed to dismiss his employment-related claims from the Los Angeles Superior Court matter, while Plaintiff Jeffrey Cox transferred his employment claims from Los Angeles Superior Court to the related employment case pending in the Eastern District of California. The parties are proceeding with discovery and the consolidated case is currently set for trial on November 5, 2019.

The Company received a letter dated April 17, 2018 from legal counsel representing Warren Communications News, Inc. (“Warren”) in which Warren made certain allegations against the Company of copyright infringement concerning an electronic newsletter published by Warren (the “Warren Matter”). Specifically, Warren alleged that an employee of the Company had, for several years, forwarded that electronic newsletter to third parties in violation of corresponding subscription agreements. After discussions with Warren, the Company received a second letter dated July 30, 2018 in which counsel for Warren offered to settle its claim for a monetary payment by the Company. The Company subsequently sent a counter-offer to Warren, which was rejected.

In addition to the legal proceeding described above, the Company is a defendant in various purported class-action lawsuits alleging violations of various California labor laws and one purported class-action lawsuit alleging violations of the Illinois Wage Payment and Collection Act. Additionally, the California Division of Labor Standards and Enforcement has brought administrative actions against the Company alleging that the Company violated various California labor laws. In 2017 and 2018, the Company reached settlement agreements on a number of these labor related lawsuits and administrative actions. As of September 30, 2018, and December 31, 2017, the Company recorded a reserve for settlements, litigation, and defense costs related to these labor matters, the Central Cal Matter, and the Warren Matter of $12.0 million and $13.2 million, respectively, which are included in accrued expenses and other current liabilities.

Securities Litigation Proceedings

Following the Company’s press release on January 30, 2017, three putative class actions were filed in the United States District Court for the Eastern District of Wisconsin against the Company and its former officers, Mark A. DiBlasi and Peter R. Armbruster. On May 19, 2017, the Court consolidated the actions under the caption In re Roadrunner Transportation Systems, Inc. Securities Litigation (Case No. 17-cv-00144), and appointed Public Employees’ Retirement System as lead plaintiff. On March 12, 2018, the lead plaintiff filed a Consolidated Amended Complaint (“CAC”) on behalf of a class of persons who purchased the Company’s common stock between March 14, 2013 and January 30, 2017, inclusive. The CAC alleges (i) the Company and Messrs. DiBlasi and Armbruster violated Section 10(b) of the Exchange Act and Rule 10b-5, and (ii) Messrs. DiBlasi and Armbruster, the Company’s former Chairman Scott Rued, HCI Equity Partners, L.L.C., and HCI Equity Management, L.P. violated Section 20(a) of the Exchange Act, by making or causing to be made materially false or misleading statements, or failing to disclose material facts, regarding (a) the accuracy of the Company’s financial statements; (b) the Company’s true earnings and expenses; (c) the effectiveness of the Company’s disclosure controls and controls over financial reporting; (d) the true nature and depth of financial risk associated with the Company’s tractor lease guaranty program; (e) the Company’s leverage ratios and compliance with its credit facilities; and (f) the value of the goodwill the Company carried on its balance sheet. The CAC seeks certification as a class action, compensatory damages, and attorney’s fees and costs. On July 23, 2018, the Company and the individual defendants filed motions to dismiss to which Plaintiff responded on September 21, 2018. Defendants’ time to file their reply has been extended pending the parties’ mediation, which is ongoing.

On May 25, 2017, Richard Flanagan filed a complaint alleging derivative claims on the Company’s behalf in the Circuit Court of Milwaukee County, State of Wisconsin (Case No. 17-cv-004401) against Scott Rued, Mark DiBlasi, Christopher Doerr, John Kennedy, III, Brian Murray, James Staley, Curtis Stoelting, William Urkiel, Judith Vijums, Michael Ward, Chad Utrup, Ivor Evans, Peter Armbruster, and Brian van Helden. Count I of the Complaint alleges the Director Defendants breached their fiduciary duties by “knowingly failing to ensure that the Company implemented and maintained adequate internal controls over its accounting and financial reporting functions,” and seeks unspecified damages. Count II of the Complaint alleges the Officer Defendants DiBlasi, Armbruster, and van Helden received substantial performance-based compensation and bonuses for fiscal year 2014 that should be disgorged. The action has been stayed by agreement pending a decision on Defendants’ motions to dismiss the Amended Complaint filed in the securities class action described above. While the case was stayed, Plaintiff obtained permission to file an Amended Complaint adding claims against two former Company employees: Bret Naggs and Mark Wogsland. The parties are currently engaged in mediation.

On June 28, 2017, Jesse Kent filed a complaint alleging derivative claims on the Company’s behalf and class action claims in the United States District Court for the Eastern District of Wisconsin. On December 22, 2017, Chester County Employees Retirement Fund filed a Complaint alleging derivative claims on the Company’s behalf in the United States District Court for the Eastern District of Wisconsin. On March 21, 2018, the Court entered an order consolidating the Kent and Chester County actions under the caption In re Roadrunner Transportation Systems, Inc. Stockholder Derivative Litigation (Case No. 17-cv-00893). On March 28, 2018, Plaintiffs filed their Verified Consolidated Shareholder Derivative Complaint alleging claims on behalf of the Company against Peter Armbruster, Mark DiBlasi, Scott Dobak, Christopher Doerr, Ivor Evans, Brian van Helden, John Kennedy III, Ralph Kittle, Brian Murray, Scott Rued, James Staley, Curtis Stoelting, William Urkiel, Chad Utrup, Judith Vijums, and Michael Ward. Count I alleges that several of the Defendants violated Section 14(a) of the Exchange Act and Rule 14a-9 based upon alleged misrepresentations and omissions in several of the Company’s proxy statements. Count II alleges that all the Defendants breached their fiduciary duty. Count III alleges that all the Defendants wasted corporate assets. Count IV alleges that certain of the Defendants were unjustly enriched. The Complaint seeks monetary damages, improvements to the Company’s corporate governance and internal procedures, an accounting from Defendants of the damages allegedly caused by them and the improper amounts the Defendants allegedly obtained, and punitive damages. The parties are currently engaged in mediation.

Given the status of the matters above, the Company concluded in the third quarter of 2018 that a liability is probable and recorded the estimated loss of $22 million and a corresponding insurance reimbursement receivable of $20 million as of September 30, 2018.

In addition, subsequent to the Company’s announcement that certain previously filed financial statements should not be relied upon, the Company was contacted by the SEC, Financial Industry Regulatory Authority (“FINRA”), and the Department of Justice (“DOJ”). The DOJ and Division of Enforcement of the SEC have commenced investigations into the events giving rise to the restatement. The Company has received formal requests for documents and other information. In addition, in June 2018 two of the Company’s former employees were indicted on charges of conspiracy, securities fraud, and wire fraud as part of the ongoing DOJ and SEC investigation. The Company is cooperating fully with the joint DOJ and SEC investigation. Given the status of this matter, the Company is unable to reasonably estimate the potential costs or range of costs at this time.

13.	Commitments and Contingencies

Employee Benefit Plans

The Company sponsors defined contribution profit sharing plans for substantially all employees of the Company and its subsidiaries. The Company provides matching contributions on some of these plans. Total expense under these plans was $2.5 million, $2.4 million, and $2.8 million for the years ended December 31, 2017, 2016, and 2015, respectively.

Operating Leases

The Company leases terminals, office space, trucks, trailers, and other equipment under noncancelable operating leases expiring on various dates through 2027. The Company incurred rent expense from operating leases of $83.4 million, $72.8 million, and $66.6 million for the years ended December 31, 2017, 2016, and 2015, respectively.

Aggregate future minimum lease payments under noncancelable operating leases with an initial term in excess of one year were as follows as of December 31, 2017 (in thousands):

Amount
Year Ending:
2018	$51,490
2019	38,558
2020	26,735
2021	17,948
2022	16,202
Thereafter	23,285

Total	$174,218

Contingencies

In the ordinary course of business, the Company is a defendant in several legal proceedings arising out of the conduct of its business. These proceedings include claims for property damage or personal injury incurred in connection with the Company’s services. Although there can be no assurance as to the ultimate disposition of these proceedings, the Company does not believe, based upon the information available at this time, that these property damage or personal injury claims, in the aggregate, will have a material impact on its consolidated financial statements. The Company maintains an aggregate of $100 million of auto liability and general liability insurance. The Company maintains auto liability insurance coverage for claims in excess of $1.0 million per occurrence and cargo coverage for claims in excess of $100,000 per occurrence. The Company is self-insured up to $1.0 million per claim for workers compensation. The Company believes it has adequate insurance to cover losses in excess of the self-insured and deductible amounts. As of December 31, 2017, and 2016, the Company had reserves for estimated uninsured losses of $28.4 million and $21.5 million, respectively, included in accrued expenses and other current liabilities.

Jeffrey Cox and David Chidester filed a Complaint against certain of the Company’s subsidiaries in state court in California in a post-acquisition dispute. The Complaint alleges contract, statutory and tort based claims arising out of the Stock Purchase Agreement, dated November 2, 2012, between the defendants, as buyers, and the plaintiffs, as sellers, for the purchase of the shares of Central Cal Transportation, Inc. and Double C Transportation, Inc. (the “Central Cal Agreement”). The plaintiffs claim that a contingent purchase obligation payment is due and owing pursuant to the Central Cal Agreement, and that defendants have furnished fraudulent calculations to the plaintiffs to avoid payment. The plaintiffs also claim violations of California’s Labor Code related to the plaintiffs’ respective employment with Central Cal Transportation, LLC. On October 27, 2017, the state court granted the Company’s motion to compel arbitration of all non-employment claims alleged in the Complaint. The plaintiffs are now required to comply with the dispute resolution process outlined in the Central Cal Agreement, and submit the dispute to a Settlement Accountant. In February 2018, Plaintiff David Chidester agreed to dismiss his employment-related claims from the Los Angeles Superior Court matter, while Plaintiff Jeffrey Cox transferred his employment claims from Los Angeles Superior Court to the related employment case pending in the Eastern District of California. The parties are proceeding with discovery.

In addition to the legal proceeding described above, the Company is a defendant in various purported class-action lawsuits alleging violations of various California labor laws and one purported class-action lawsuit alleging violations of the Illinois Wage Payment and Collection Act. Additionally, the California Division of Labor Standards and Enforcement has brought administrative actions against the Company alleging that the Company violated various California labor laws. In 2017 and 2018, the Company reached settlement agreements on a number of these labor related lawsuits and administrative actions. As of December 31, 2017, and December 31, 2016, the Company recorded a reserve for settlements, litigation, and defense costs related to these labor matters and post-acquisition disputes of approximately $13.2 million and $10.4 million, respectively, which are recorded in accrued expenses and other current liabilities.

Following the Company’s press release on January 30, 2017, three putative class actions were filed in the United States District Court for the Eastern District of Wisconsin against the Company and its former officers, Mark A. DiBlasi and Peter R. Armbruster. On May 19, 2017, the Court consolidated the actions under the caption In re Roadrunner Transportation Systems, Inc. Securities Litigation (Case No. 17-cv-00144), and appointed Public Employees’ Retirement System as lead plaintiff. On March 12, 2018, the lead plaintiff filed a Consolidated Amended Complaint (“CAC”) on behalf of a class of persons who purchased the Company’s common stock between March 14, 2013 and January 30, 2017, inclusive. The CAC alleges (i) the Company and Messrs. DiBlasi and Armbruster violated Section 10(b) of the Exchange Act and Rule 10b-5, and (ii) Messrs. DiBlasi and Armbruster, the Company’s former Chairman Scott Rued, HCI Equity Partners, L.L.C., and HCI Equity Management, L.P. violated Section 20(a) of the Exchange Act, by making or causing to be made materially false or misleading statements, or failing to disclose material facts, regarding (a) the accuracy of the Company’s financial statements; (b) the Company’s true earnings and expenses; (c) the effectiveness of the Company’s disclosure controls and controls over financial reporting; (d) the true nature and depth of financial risk associated with the Company’s tractor lease guaranty program; (e) the Company’s leverage ratios and compliance with its credit facilities; and (f) the value of the goodwill the Company carried on its balance sheet. The CAC seeks certification as a class action, compensatory damages, and attorney’s fees and costs. The parties are currently engaged in mediation.

On May 25, 2017, Richard Flanagan filed a complaint alleging derivative claims on the Company’s behalf in the Circuit Court of Milwaukee County, State of Wisconsin (Case No. 17-cv-004401) against Scott Rued, Mark DiBlasi, Christopher Doerr, John Kennedy, III, Brian Murray, James Staley, Curtis Stoelting, William Urkiel, Judith Vijums, Michael Ward, Chad Utrup, Ivor Evans, Peter Armbruster, and Brian van Helden. Count I of the Complaint alleges the Director Defendants breached their fiduciary duties by “knowingly failing to ensure that the Company implemented and maintained adequate internal controls over its accounting and financial reporting functions,” and seeks unspecified damages. Count II of the Complaint alleges the Officer Defendants DiBlasi, Armbruster, and van Helden received substantial performance-based compensation and bonuses for fiscal year 2014 that should be disgorged. The action has been stayed by agreement pending a decision on an anticipated motion to dismiss the Amended Complaint filed in the securities class action described above. The parties are currently engaged in mediation.

On June 28, 2017, Jesse Kent filed a complaint alleging derivative claims on the Company’s behalf and class action claims in the United States District Court for the Eastern District of Wisconsin. On December 22, 2017, Chester County Employees Retirement Fund filed a Complaint alleging derivative claims on the Company’s behalf in the United States District Court for the Eastern District of Wisconsin. On March 21, 2018, the Court entered an order consolidating the Kent and Chester County actions under the caption In re Roadrunner Transportation Systems, Inc. Stockholder Derivative Litigation (Case No. 17-cv-00893). On March 28, 2018, Plaintiffs filed their Verified Consolidated Shareholder Derivative Complaint alleging claims on behalf of the Company against Peter Armbruster, Mark DiBlasi, Scott Dobak, Christopher Doerr, Ivor Evans, Brian van Helden, John Kennedy III, Ralph Kittle, Brian Murray, Scott Rued, James Staley, Curtis Stoelting, William Urkiel, Chad Utrup, Judith Vijums, and Michael Ward. Count I alleges that several of the Defendants violated Section 14(a) of the Exchange Act and Rule 14a-9 based upon alleged misrepresentations and omissions in several of the Company’s proxy statements. Count II alleges that all the Defendants breached their fiduciary duty. Count III alleges that all the Defendants wasted corporate assets. Count IV alleges that certain of the Defendants were unjustly enriched. The Complaint seeks monetary damages, improvements to the Company’s corporate governance and internal procedures, an accounting from Defendants of the damages allegedly caused by them and the improper amounts the Defendants allegedly obtained, and punitive damages. The parties are currently engaged in mediation.

In addition, subsequent to the Company’s announcement that certain previously filed financial statements should not be relied upon, the Company was contacted by the SEC, FINRA, and the Department of Justice. The Department of Justice and Division of Enforcement of the SEC have commenced investigations into the events giving rise to the restatement. The Company has received formal requests for documents and other information. In addition, in June 2018 two of the Company’s former employees were indicted on charges of conspiracy, securities fraud, and wire fraud as part of the ongoing DOJ and SEC investigation. The Company is cooperating fully with the joint DOJ and SEC investigation.

Given the status of the matters above, the Company is unable to reasonably estimate the potential costs or range or costs at this time.